Borrowings (Tables)	6 Months Ended
Jul. 02, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
The components of the Company’s debt as of July 2, 2023 and January 1, 2023 were as follows:

(Dollars in Millions)	July 2, 2023	January 1, 2023
Senior Notes
5.50% Senior Notes due 2025	$750	$—
5.35% Senior Notes due 2026	750	—
5.05% Senior Notes due 2028	1,000	—
5.00% Senior Notes due 2030	1,000	—
4.90% Senior Notes due 2033	1,250	—
5.10% Senior Notes due 2043	750	—
5.05% Senior Notes due 2053	1,500	—
5.20% Senior Notes due 2063	750	—
Other	6	—
Discounts and debt issuance costs	(72)	—
Total long-term debt	$7,684	$—

Commercial paper	754	—
Discounts and debt issuance costs	(2)	—
Total loans and notes payable	752	—

Total debt	$8,436	$—
The amount included in Interest expense, net on the Company’s Condensed Consolidated Statements of Operations consists of the following:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Interest expense	$118	$—	$129	$—
Interest income(1)	(65)	—	(75)	—
Interest expense, net	$53	$—	$54	$—
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(1) Includes interest income of $33 million for both of the fiscal three and six months ended July 2, 2023 recognized in relation to the Facility Agreement.
Schedule of Maturities of Long-Term Debt
The schedule of principal payments required on the Company’s long-term debt for the next five years, including 2023 and thereafter, is as follows:

(Dollars in Millions)
Remainder of 2023	2024	2025	2026	2027	Thereafter
$—	$—	$750	$750	$—	$6,250